UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-5076

Tax Exempt California Money Market Fund

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	09/30

Date of reporting period:	03/31/06

ITEM 1.               REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Tax-Exempt
California Money Market Fund

March 31, 2006

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended March 31, 2006.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2006
Actual Fund Return
Beginning Account Value 10/1/05	$ 1,000.00
Ending Account Value 3/31/06	$ 1,010.40
Expenses Paid per $1,000*	$ 4.36
Hypothetical 5% Fund Return
Beginning Account Value 10/1/05	$ 1,000.00
Ending Account Value 3/31/06	$ 1,020.59
Expenses Paid per $1,000*	$ 4.38

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio
Tax-Exempt California Money Market Fund	.87%

For more information, please refer to the Fund's prospectus.

Portfolio Summary as of March 31, 2006

Asset Allocation	3/31/06	9/30/05
Municipal Investments
Municipal Variable Rate Demand Notes	73%	73%
Municipal Bonds and Notes	27%	27%
	100%	100%
Weighted Average Maturity	3/31/06	9/30/05
Tax-Exempt California Money Market Fund	22 days	26 days
State Specific Retail California Money Fund Average*	23 days	25 days

* The Fund is compared to its respective iMoneyNet category: State Specific Retail Money Fund Average consists of only retail state tax-free and municipal money funds.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Fund's holdings, see pages 5-7. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Investment Portfolio as of March 31, 2006 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 99.3%
California 94.6%
ABN AMRO, Munitops Certificates Trust:
Series 2005-38, 144A, 3.19%*, 5/1/2013 (a)	1,375,000	1,375,000
Series 2005-43, 144A, 3.19%*, 8/1/2013 (a)	4,040,000	4,040,000
Alameda Contra Costa, CA, School Financing Authority, Certificates of Participation, Capital Improvements Financing Projects, Series C, 3.2%*, 7/1/2025, Bank of Nova Scotia (b)	140,000	140,000
Alameda County, CA, Certificates of Participation, Series 410, 144A, 3.18%*, 9/1/2021 (a)	250,000	250,000
California, ABAG Finance Authority for Nonprofit Corporations, Multi-Family Housing Revenue, California Hills Apartments, Series A, AMT, 3.18%*, 12/15/2032	2,350,000	2,350,000
California, Community College Financing Authority, Series A, 4.0%, 6/30/2006 (a)	2,000,000	2,006,631
California, East Bay Water Authority, 3.17%, 5/3/2006	3,100,000	3,100,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series R-411CE, 144A, 3.22%*, 6/1/2045	5,000,000	5,000,000
California, Health Facilities Financing Authority Revenue, Scripps Health, Series A, 3.17%*, 10/1/2023, Bank One NA (b)	1,200,000	1,200,000
California, Housing Finance Agency Revenue, Series D, AMT, 3.18%*, 8/1/2033 (a)	3,000,000	3,000,000
California, Housing Finance Agency Revenue, Home Mortgage, Series F, AMT, 3.17%*, 2/1/2033 (a)	620,000	620,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series C, AMT, 3.23%*, 2/1/2037	4,765,000	4,765,000
Series C, AMT, 3.23%*, 8/1/2037	1,800,000	1,800,000
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006	3,000,000	3,010,763
California, State Department of Water Resources, Power Supply Revenue:
Series F-4, 3.15%*, 5/1/2022, Bank of America NA (b)	1,100,000	1,100,000
Series B-5, 3.16%*, 5/1/2022, Bayerische Landesbank (b)	800,000	800,000
Series C-1, 3.17%*, 5/1/2022, Dexia Credit Local (b)	2,700,000	2,700,000
Series C-3, 3.17%*, 5/1/2022 (a)	1,850,000	1,850,000
Series C-7, 3.17%*, 5/1/2022 (a)	4,500,000	4,500,000
Series C-5, 3.18%*, 5/1/2022, Dexia Credit Local (b)	400,000	400,000
Series C-6, 3.18%*, 5/1/2022 (a)	2,915,000	2,915,000
Series M5J-D, 144A, 3.23%*, 5/1/2012 (a)	2,000,000	2,000,000
California, State Economic Recovery:
Series C-16, 3.12%*, 7/1/2023 (a)	1,500,000	1,500,000
Series C-11, 3.15%*, 7/1/2023, BNP Paribas (b)	3,000,000	3,000,000
Series C-10, 3.17%*, 7/1/2023, BNP Paribas (b)	2,055,000	2,055,000
California, State General Obligation:
Series B-4, 3.13%*, 5/1/2033, BNP Paribas (b)	2,200,000	2,200,000
Series C-2, 3.13%*, 5/1/2033, Landesbank Hessen-Thuringen (b)	800,000	800,000
Series C-4, 3.14%*, 5/1/2033, Landesbank Hessen-Thuringen (b)	2,500,000	2,500,000
Series PT-1555, 144A, 3.21%*, 10/1/2010 (a)	1,100,000	1,100,000
Series 1261, 144A, 3.24%*, 3/1/2034	5,540,000	5,540,000
California, State Revenue Anticipation Notes, 4.5%, 6/30/2006	4,000,000	4,014,214
California, State University Revenue, Series PT-2660, 144A, 3.21%* 11/1/2025 (a)	1,685,000	1,685,000
California, Statewide Communities Development Authority, Multi-Family Revenue, Avian Glen Apartments Project, Series B, AMT, 3.23%*, 8/1/2039, Citibank NA (b)	2,000,000	2,000,000
California, Statewide Communities Development Authority, Multi-Family Revenue, Housing IAC Project, Series W-3, AMT, 3.22%*, 4/1/2025, Wells Fargo Bank NW NA (b)	900,000	900,000
California, Statewide Communities Development Authority, Multi-Family Revenue, Housing Village at Shaw Apartments, Series E, AMT, 3.24%*, 11/15/2035	400,000	400,000
California, Statewide Financing Authority, Tobacco Settlement, Series PA-1287, 144A, 3.23%* 5/1/2037	3,150,000	3,150,000
California, Weekly Kindergarten University, General Obligation, Series A-9, 3.14%*, 5/1/2034, Citibank NA (b)	300,000	300,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 3.19%*, 3/15/2033	150,000	150,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	4,000,000	4,014,034
Los Angeles, CA, Harbor Department Revenue, Series B, AMT, 5.25%, 11/1/2006	3,380,000	3,417,698
Los Angeles, CA, Municipal Import Corp., 3.28%, 5/2/2006	2,500,000	2,500,000
Los Angeles, CA, Unified School District:
144A, 3.19%*, 1/1/2028 (a)	1,000,000	1,000,000
Series B-12, 144A, 3.2%*, 1/1/2027 (a)	1,000,000	1,000,000
Series SG-162, 144A, 3.21%*, 1/1/2028 (a)	1,400,000	1,400,000
Los Angeles, CA, Water and Power Revenue:
Series A-5, 3.1%*, 7/1/2035	200,000	200,000
Series A-8, 3.14%*, 7/1/2035	100,000	100,000
Series B-7, 3.17%*, 7/1/2034	1,200,000	1,200,000
Series B-5, 3.17%*, 7/1/2034	3,100,000	3,100,000
Orange County, CA, Municipal Water District, 3.28%, 5/2/2006	2,800,000	2,800,000
Sacramento County, CA, Housing Authority, Multi-Family Revenue, Chesapeake Commons, Series C, AMT, 3.19%*, 2/15/2031	500,000	500,000
Sacramento County, CA, Housing Authority, Multi-Family Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 3.23%*, 7/1/2036, Citibank NA (b)	5,241,000	5,241,000
San Bernardino, CA, Certificates of Participation, Medical Center Financing Project, 3.06%*, 8/1/2026 (a)	100,000	100,000
San Diego County, CA, Water Authority:
Series 1, 3.13%, 5/4/2006	2,000,000	2,000,000
Series 1, 3.23%, 5/4/2006	2,500,000	2,500,000
San Diego, CA, Water Authority, ABN AMRO Munitops Certificates Trust, Series 1998-10, 144A, 3.18%*, 7/5/2006 (a)	650,000	650,000
San Francisco, CA, Bay Area, Rapid Transportation District, Sales Tax Revenue, Series PA-572, 144A, 3.21%*, 1/1/2008 (a)	2,250,000	2,250,000
San Francisco, CA, City & County, International Airport Revenue, Series SG-88, 144A, 3.21%, 5/1/2021, Societe Generale (b)	5,700,000	5,700,000
San Francisco, CA, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B-20, 144A, 3.2%*, 10/1/2022 (a)	3,000,000	3,000,000
San Francisco, CA, City & County, Redevelopment Agency, Multi-Family Housing Revenue, Derek Silva Community, Series D, AMT, 3.2%*, 12/1/2019, Citibank NA (b)	1,495,000	1,495,000
Southern California, Metropolitan Water District, Waterworks Revenue:
Series B, 3.1%*, 7/1/2028	100,000	100,000
Series C-2, 3.1%*, 7/1/2030	600,000	600,000
Triunfo County, CA, Sanitation District Revenue, 3.28%*, 6/1/2019, BNP Paribas (b)	190,000	190,000
		125,274,340
Puerto Rico 4.7%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.17%*, 10/1/2008	5,300,000	5,300,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.18%*, 7/1/2020 (a)	895,000	895,000
		6,195,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $131,469,340)+	99.3	131,469,340
Other Assets and Liabilities, Net	0.7	936,570
Net Assets	100.0	132,405,910

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2006.

+ The cost for federal income tax purposes was $131,469,340.

(a) Bond is insured by one of these companies.

Insurance Coverage	As a % of Total Investment Portfolio
AMBAC Financial Group	5.4
Financial Guaranty Insurance Company	3.8
Financial Security Assurance, Inc.	11.4
MBIA Corporation	7.6

(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2006 (Unaudited)
Assets
Investments in securities, at amortized cost	$ 131,469,340
Interest receivable	1,086,754
Receivable for Fund shares sold	2,375
Other assets	15,667
Total assets	132,574,136
Liabilities
Due to custodian bank	39,248
Dividends payable	8,090
Accrued management fee	23,326
Other accrued expenses and payables	97,562
Total liabilities	168,226
Net assets, at value	$ 132,405,910
Net Assets
Net assets consist of: Undistributed net investment income	1
Accumulated net realized gain (loss)	(4,171)
Paid-in capital	132,410,080
Net assets, at value	$ 132,405,910
Shares outstanding	132,410,753
Net asset value, offering and redemption price per share (net asset value $132,405,910 ÷ 132,410,753 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Statement of Operations for the six months ended March 31, 2006 (Unaudited)
Investment Income
Income: Interest	$ 1,980,737
Expenses: Management fee	148,001
Services to shareholders	156,970
Custodian and accounting fees	4,889
Distribution services fees	222,001
Auditing	17,290
Legal	6,676
Trustees' fees and expenses	10,504
Reports to shareholders	9,130
Registration fees	8,710
Other	7,010
Total expenses, before expense reductions	591,181
Expense reductions	(3,811)
Total expenses, after expense reductions	587,370
Net investment income	1,393,367
Net increase (decrease) in net assets resulting from operations	$ 1,393,367

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Operations: Net investment income	$ 1,393,367	$ 1,844,776
Net realized gain (loss) on investment transactions	—	(2,952)
Net increase (decrease) in net assets resulting from operations	1,393,367	1,841,824
Distributions to shareholders from: Net investment income	(1,393,368)	(1,842,831)
Fund share transactions: Proceeds from shares sold	99,203,510	213,969,579
Reinvestment of distributions	1,392,566	1,834,116
Cost of shares redeemed	(112,240,906)	(212,687,192)
Net increase (decrease) in net assets from Fund share transactions	(11,644,830)	3,116,503
Increase (decrease) in net assets	(11,644,831)	3,115,496
Net assets at beginning of period	144,050,741	140,935,245
Net assets at end of period (including undistributed net investment income of $1 and $2, respectively)	$ 132,405,910	$ 144,050,741
Other Information
Shares outstanding at beginning of period	144,055,584	140,939,080
Shares sold	99,203,509	213,969,580
Shares issued to shareholders in reinvestment of distributions	1,392,566	1,834,116
Shares redeemed	(112,240,906)	(212,687,192)
Net increase (decrease) in Fund shares	(11,644,831)	3,116,504
Shares outstanding at end of period	132,410,753	144,055,584

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended September 30,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.010	.014	.004	.006	.007	.02
Less distributions from net investment income	(.010)	(.014)	(.004)	(.006)	(.007)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.04**	1.38	.42	.64[b]	.67	2.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	132	144	141	112	448	513
Ratio of expenses before expense reductions (%)	.88*	.74	.67	.77	.73	.79[c]
Ratio of expenses after expense reductions (%)	.87*	.74	.66	.74	.73	.76[c]
Ratio of net investment income (%)	2.07*	1.39	.42	.38	.72	2.23

a For the six months ended March 31, 2006 (Unaudited).

b Total return would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .76% and .75%, respectively.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal tax provision was required.

At September 30, 2005, the Fund had a net tax basis capital loss carryforward of approximately $4,200 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2011 ($100), September 30, 2012 ($1,100) and September 30, 2013 ($3,000), the respective expiration dates, whichever occurs first.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Fund's average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended March 31, 2006, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.22% of the Fund's average daily net assets.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. For the six months ended March 31, 2006, the amount charged to the Fund by DWS-SISC aggregated $153,830, of which $47,637 is unpaid.

Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Fund. Pursuant to the agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of the Fund. For the six months ended March 31, 2006, the Distribution Fee aggregated $222,001, of which $37,115 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DeIM, the Advisor is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2006, the amount charged to the Fund by DeIM included in reports to shareholders aggregated $4,260, of which all is unpaid.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Reductions

For the six months ended March 31, 2006, the Advisor agreed to reimburse the Fund $3,680, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended March 31, 2006, the Fund's custodian fees were reduced by $131 under this arrangement.

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-5850.

Regulatory and Litigation Matters

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

February 2006

Principal Underwriter
DWS Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Exempt California Money Market Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Exempt California Money Market Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	May 30, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 30, 2006